Balance Sheet Accounts and Supplemental Disclosures - Estimated Amounts that Will be Amortized from Accumulated Other Comprehensive Loss (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Estimated Amortization Expense [Line Items]
Recognized actuarial losses (gains), net	$ 22.9	$ 14.8	$ 45.8	$ 29.5	$ 58.9	$ 62.8	$ 54.9
Recognition of prior service credits, net					0.1	(0.1)	(0.1)
Recognized actuarial losses (gains), net			(45.8)
Pension Benefits [Member]
Estimated Amortization Expense [Line Items]
Recognized actuarial losses (gains), net					94.7
Recognized actuarial losses (gains), net					94.7
Medical and Life Benefits [Member]
Estimated Amortization Expense [Line Items]
Recognized actuarial losses (gains), net					(2.1)
Recognition of prior service credits, net					(0.9)
Recognized actuarial losses (gains), net					$ (3.0)